DEBT	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
DEBT

10. DEBT

Principal due under the line of credit and note payable was as follows at March 31, 2022 and December 31, 2021:

	2022	2021

Note payable	-	27,644
Less: note payable, current portion	-	(15,530)
Note payable, net of current portion	$-	$12,114

On January 29, 2022, the Company fully paid off the remaining balance of the Note payable.